RPAR Risk Parity ETF
Schedule of Investments
as of March 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 35.3%	Shares	Value
SPDR Gold MiniShares Trust(a)(b)	1,542,714	$67,956,552
Vanguard FTSE Developed Markets ETF	643,750	32,296,938
Vanguard FTSE Emerging Markets ETF	1,144,060	47,787,386
Vanguard Total Stock Market ETF(b)	310,170	80,613,183
TOTAL EXCHANGE TRADED FUNDS (Cost $222,417,547)		228,654,059

U.S. TREASURY OBLIGATIONS - 34.3%	Par
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040	4,511,953	4,581,297
2.13%, 02/15/2041	20,299,957	20,630,171
0.75%, 02/15/2042	26,821,846	21,484,911
0.63%, 02/15/2043	30,480,654	23,495,960
1.38%, 02/15/2044	30,725,308	27,049,199
0.75%, 02/15/2045	29,767,543	22,937,172
1.00%, 02/15/2046	26,475,358	21,281,941
0.88%, 02/15/2047	26,285,299	20,350,577
1.00%, 02/15/2048	24,682,367	19,518,718
1.00%, 02/15/2049	16,715,415	13,152,713
0.25%, 02/15/2050	16,421,598	10,419,671
0.13%, 02/15/2051	10,547,856	6,338,411
0.13%, 02/15/2052	9,539,191	5,642,568
1.50%, 02/15/2053	4,429,301	3,883,394
2.13%, 02/15/2054	1,110,448	1,127,263
TOTAL U.S. TREASURY OBLIGATIONS (Cost $333,033,129)		221,893,966

COMMON STOCKS - 15.6%	Shares
Biotechnology - 0.4%
Corteva, Inc.	46,078	2,657,318

Building Materials - 0.1%
Geberit AG	994	588,211

Chemicals - 1.0%
Arcadium Lithium PLC(a)	32,806	145,110
CF Industries Holdings, Inc.	13,175	1,096,292
Ecolab, Inc.	5,100	1,177,590
FMC Corp.	8,482	540,303
Nutrien Ltd.	32,313	1,757,187
OCI N.V.	13,906	381,318
PhosAgro PJSC - GDR(a)(c)	52,122	0
Sociedad Quimica y Minera de Chile S.A. - ADR(b)	17,317	851,304
The Mosaic Co.	17,922	581,748
Yara International ASA	15,198	480,375
		7,011,227

Coal - 0.2%
Teck Resources Ltd. - Class B(a)	23,765	1,088,808

Distribution & Wholesale - 0.1%
Ferguson PLC	4,026	881,121

Energy - Alternate Sources - 0.8%
Enphase Energy, Inc.(a)	8,056	974,615
First Solar, Inc.(a)	6,563	1,107,835
Flat Glass Group Co. Ltd. - Class H	300,022	729,120
SolarEdge Technologies, Inc.(a)	3,084	218,902
Vestas Wind Systems A/S(a)	60,152	1,680,928
Xinyi Solar Holdings Ltd.	627,220	485,655
		5,197,055

Food - 0.1%
Salmar ASA	8,499	560,458

Iron & Steel - 0.8%
Fortescue Ltd.	148,144	2,483,886
Mineral Resources Ltd.	8,647	399,800
Vale S.A. - ADR	196,689	2,397,639
		5,281,325

Machinery - Diversified - 1.9%
AGCO Corp.	5,407	665,169
CNH Industrial N.V. - Class A	86,395	1,119,679
Deere & Co.	17,951	7,373,195
Husqvarna AB - Class B	37,922	325,007
IDEX Corp.	1,403	342,360
Kubota Corp.	74,811	1,169,779
The Toro Co.	5,924	542,816
Xylem, Inc.	4,885	631,337
		12,169,342

Mining - 4.5%
Antofagasta PLC	42,083	1,083,958
BHP Group Ltd. - ADR(b)	118,264	6,822,650
Boliden AB	12,069	335,513
Cameco Corp.	18,796	814,482
CMOC Group Ltd. - Class H	1,173,023	996,697
First Quantum Minerals Ltd.	31,297	336,733
Freeport-McMoRan, Inc.	69,173	3,252,514
Glencore PLC	553,138	3,041,663
Ivanhoe Mines Ltd. - Class A(a)	56,160	670,641
Jiangxi Copper Co. Ltd. - Class H	219,561	374,237
Lundin Mining Corp.	34,870	357,139
MMC Norilsk Nickel PJSC - ADR(a)(c)	181,762	0
NAC Kazatomprom JSC - GDR	13,426	543,082
Pilbara Minerals Ltd.	142,522	356,119
Rio Tinto PLC - ADR	80,942	5,159,243
South32 Ltd.	205,205	401,628
Southern Copper Corp.	37,400	3,983,848
Sumitomo Metal Mining Co. Ltd.	13,412	397,278
		28,927,425

Oil & Gas - 5.5%
Aker BP ASA	10,739	267,074
BP PLC - ADR	44,099	1,661,650
Canadian Natural Resources Ltd.	16,285	1,243,473
Cenovus Energy, Inc.	29,950	599,332
Chevron Corp.	30,749	4,850,347
ConocoPhillips	18,412	2,343,479
Coterra Energy, Inc.	11,724	326,865
Devon Energy Corp.	9,835	493,520
Diamondback Energy, Inc.	2,755	545,958
Ecopetrol S.A. - ADR(b)	34,873	412,896
Eni S.p.A. - ADR	26,129	828,812
EOG Resources, Inc.	9,280	1,186,355
EQT Corp.	6,272	232,503
Equinor ASA - ADR	47,006	1,270,572
Exxon Mobil Corp.	63,587	7,391,354
Gazprom PJSC - ADR(a)(c)	523,190	0
Hess Corp.	4,798	732,367
Imperial Oil Ltd.	10,005	690,757
Inpex Corp.	21,567	327,684
LUKOIL PJSC - ADR(a)(c)	31,173	0
Marathon Oil Corp.	9,409	266,651
Novatek PJSC - GDR(a)(c)	13,358	0
Occidental Petroleum Corp.	14,032	911,940
Pioneer Natural Resources Co.	3,607	946,838
Repsol S.A.	23,459	391,182
Rosneft Oil Co. PJSC - GDR(a)(c)	488,696	0
Shell PLC - ADR	52,871	3,544,473
Suncor Energy, Inc.	19,803	731,537
TotalEnergies SE - ADR	38,263	2,633,642
Tourmaline Oil Corp.	5,818	272,273
Woodside Energy Group Ltd.	29,949	595,932
		35,699,466

Water - 0.2%
American Water Works Co., Inc.	4,697	574,020
Veolia Environment S.A.	16,042	522,011
		1,096,031
TOTAL COMMON STOCKS (Cost $124,841,608)		101,157,787

SHORT-TERM INVESTMENTS - 26.3%
Investments Purchased with Proceeds from Securities Lending - 14.1%
First American Government Obligations Fund – Class X, 5.29%(d)	91,182,463	91,182,463

Money Market Funds - 3.0%
First American Government Obligations Fund - Class X, 5.29%(d)	19,363,719	19,363,719

U.S. Treasury Bills - 9.2%	Par
5.24%, 06/06/2024(e)	59,933,000	59,360,265
TOTAL SHORT-TERM INVESTMENTS (Cost $169,911,117)		169,906,447

TOTAL INVESTMENTS - 111.5% (Cost $850,203,401)		$721,612,259
Liabilities in Excess of Other Assets - (11.5)%		(74,456,706)
TOTAL NET ASSETS - 100.0%		$647,155,553

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
GDR - Global Depositary Receipt
PJSC - Public Joint Stock Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $86,960,704 which represented 13.4% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2024.

(d)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(e)	The rate shown is the effective yield.

RPAR Risk Parity ETF
Schedule of Open Futures Contracts
as of March 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	993	06/18/2024	$110,021,297	$647,892
U.S. Treasury Ultra Bonds	857	06/18/2024	110,553,000	1,972,738
				$2,620,630
				–
Total Unrealized Appreciation (Depreciation)				$2,620,630

Summary of Fair Value Exposure at March 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

RPAR Risk Parity ETF

	Level 1	Level 2	Level 3		Total
Assets:
Exchange Traded Funds	$228,654,059	$–	$–		$228,654,059
U.S. Treasury Obligations	–	221,893,966	–		221,893,966
Common Stocks	101,157,787	–	0	(a)	101,157,787
Investments Purchased with Proceeds from Securities Lending	–	–	–		91,182,463
Money Market Funds	19,363,719	–	–		19,363,719
U.S. Treasury Bills	–	59,360,265	–		59,360,265
Total Assets	$349,175,565	$281,254,231	$0	(a)	$721,612,259

Other Financial Instruments(b):
Assets
Futures	$2,620,630	–	–		$2,620,630
Total Assets	$2,620,630	–	–		$2,620,630

Refer to the Schedule of Investments for industry classifications.

Common Stock
Balance as of December 31, 2023	$218,088
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	89,008
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Corporate actions	(307,096)
Balance as of March 31, 2024	$0

Change in unrealized appreciate/depreciation during the period for Level 3 investments held at March 31, 2024:	$89,008

(a)	The Level 3 securities are fair valued at $0 due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/ Russian conflict and the Russian markets being currently uninvestable.
(b)
Other Financial Instruments are derivative instruments not reflected on the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/depreciation on the investment.